ECONOMIC DEPENDENCE	12 Months Ended
Mar. 31, 2025
Risks and Uncertainties [Abstract]
ECONOMIC DEPENDENCE
NOTE 16 – ECONOMIC DEPENDENCE

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, as follows:

For the year ended March 31, 2025, the Company had one significant customer in their rental segment and generated approximately 83% of the Company’s total rental revenue. This one customer also represented approximately 0% of customer deposit as of March 31, 2025. For the year ended March 31, 2024, the Company had two significant customers in their rental segment and generated approximately 70% and 11% respectively of the Company’s total rental revenue. These two customers also represented approximately 50% and 0% of customer deposit as of March 31, 2024.